Derivative instruments - Realized and unrealized gains and (losses) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains and (losses) on derivative instruments
Net unrealized losses on derivative instruments	$ 28,624	$ 13,445
Natural gas swaps
Gains and (losses) on derivative instruments
Gains	1,213	2,001	$ 121,626
Losses	(25,510)	(22,924)	(6,587)
Total	(24,297)	(20,923)	$ 115,039
Net unrealized losses on derivative instruments	$ 28,624	$ 13,445